Warrant Liabilities - Valuation Techniques (Details)	Jul. 29, 2021 DATACENTER
Derivative [Line Items]
Warrants and rights outstanding, measurement input	9.55
Expected term (in years)	5 years
Risk free interest rate
Derivative [Line Items]
Warrants and rights outstanding, measurement input	0.73
Volatility for Least-Square Monte Carlo Model
Derivative [Line Items]
Warrants and rights outstanding, measurement input	35.7